T. ROWE PRICE Ultra Short-Term Bond Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 13.8%
Auto Backed 10.4%
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D
3.42%, 4/18/23  8,600 8,805
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class C
2.69%, 6/19/23  3,102 3,135
AmeriCredit Automobile Receivables Trust
Series 2018-2, Class A3
3.15%, 3/20/23  667 672
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class A3
2.06%, 4/18/24  4,000 4,052
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class A3
1.11%, 8/19/24  6,565 6,623
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class A3
0.66%, 12/18/24  825 829
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  800 808
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B
0.76%, 12/18/25  7,500 7,526
Ari Fleet Lease Trust
Series 2018-B, Class A2
3.22%, 8/16/27 (1) 595 599
Ari Fleet Lease Trust
Series 2019-A, Class A2A
2.41%, 11/15/27 (1) 1,093 1,108
Ari Fleet Lease Trust
Series 2020-A, Class A2
1.77%, 8/15/28 (1) 2,135 2,154
Avis Budget Rental Car Funding AESOP
Series 2017-2A, Class A
2.97%, 3/20/24 (1) 6,280 6,562
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1) 1,950 1,999
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class B
3.70%, 3/20/23 (1) 4,067 4,158
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (1) 225 231

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BMW Vehicle Lease Trust
Series 2019-1, Class A3
2.84%, 11/22/21  322 322
Capital Auto Receivables Asset Trust
Series 2018-1, Class B
3.09%, 8/22/22 (1) 5,000 5,053
Capital Auto Receivables Asset Trust
Series 2018-2, Class B
3.48%, 10/20/23 (1) 483 484
Carmax Auto Owner Trust
Series 2019-3, Class A3
2.18%, 8/15/24  2,785 2,844
Carmax Auto Owner Trust
Series 2020-1, Class A3
1.89%, 12/16/24  1,500 1,533
Chase Auto Credit Linked Notes
Series 2020-1, Class B
0.991%, 1/25/28 (1) 4,103 4,116
Chase Auto Credit Linked Notes
Series 2020-2, Class B
0.84%, 2/25/28 (1) 6,750 6,760
Drive Auto Receivables Trust
Series 2020-1, Class B
2.08%, 7/15/24  4,000 4,051
Drive Auto Receivables Trust
Series 2020-2, Class A3
0.83%, 5/15/24  1,000 1,005
Drive Auto Receivables Trust
Series 2020-2, Class B
1.42%, 3/17/25  3,215 3,262
Enterprise Fleet Financing
Series 2018-2, Class A2
3.14%, 2/20/24 (1) 346 347
Enterprise Fleet Financing
Series 2019-1, Class A2
2.98%, 10/20/24 (1) 1,637 1,657
Enterprise Fleet Financing
Series 2019-2, Class A2
2.29%, 2/20/25 (1) 2,169 2,204
Enterprise Fleet Financing
Series 2019-3, Class A2
2.06%, 5/20/25 (1) 2,456 2,495
Enterprise Fleet Financing
Series 2020-2, Class A2
0.61%, 7/20/26 (1) 7,730 7,755
Enterprise Fleet Funding
Series 2021-1, Class A2
0.44%, 12/21/26 (1) 4,000 3,999

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2019-3A, Class B
2.58%, 8/15/23 (1) 3,597 3,615
Exeter Automobile Receivables Trust
Series 2019-4A, Class B
2.30%, 12/15/23 (1) 5,000 5,032
Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (1) 1,750 1,769
Exeter Automobile Receivables Trust
Series 2020-2A, Class B
2.08%, 7/15/24 (1) 1,750 1,776
Exeter Automobile Receivables Trust
Series 2020-3A, Class B
0.79%, 9/16/24  17,500 17,563
Exeter Automobile Receivables Trust
Series 2021-1A, Class B
0.50%, 2/18/25  25,000 24,990
Ford Credit Auto Lease Trust
Series 2020-A, Class B
2.05%, 6/15/23  3,515 3,585
Ford Credit Auto Lease Trust
Series 2020-B, Class B
1.00%, 11/15/23  2,250 2,272
Ford Credit Auto Lease Trust
Series 2021-A, Class B
0.47%, 5/15/24  17,400 17,392
Ford Credit Auto Owner Trust
Series 2019-C, Class A3
1.87%, 3/15/24  8,500 8,637
Ford Credit Floorplan Master Owner Trust
Series 2018-1, Class A1
2.95%, 5/15/23  5,000 5,030
Ford Credit Floorplan Master Owner Trust
Series 2019-1, Class A
2.84%, 3/15/24  2,650 2,722
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class B
0.98%, 9/15/25  5,195 5,225
GM Financial Automobile Leasing Trust
Series 2019-1, Class A3
2.98%, 12/20/21  633 634
GM Financial Automobile Leasing Trust
Series 2019-2, Class B
2.89%, 3/20/23  1,250 1,268
GM Financial Automobile Leasing Trust
Series 2020-1, Class B
1.84%, 12/20/23  2,545 2,589

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
GM Financial Automobile Leasing Trust
Series 2020-2, Class A3
0.80%, 7/20/23  1,600 1,611
GM Financial Automobile Leasing Trust
Series 2020-2, Class A4
1.01%, 7/22/24  550 556
GM Financial Automobile Leasing Trust
Series 2020-2, Class B
1.56%, 7/22/24  770 786
GM Financial Automobile Leasing Trust
Series 2020-3, Class B
0.76%, 10/21/24  2,215 2,229
GM Financial Leasing Trust
Series 2021-1, Class B
0.54%, 2/20/25  25,000 24,964
GMF Floorplan Owner Revolving Trust
Series 2019-1, Class A
2.70%, 4/15/24 (1) 6,000 6,167
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A
2.90%, 4/15/26 (1) 6,630 7,104
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class A
0.68%, 8/15/25 (1) 1,645 1,655
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25 (1) 1,435 1,452
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class B
0.96%, 10/15/25 (1) 2,145 2,159
Hyundai Auto Lease Securitization Trust
Series 2020-A, Class A2
1.90%, 5/16/22 (1) 2,670 2,680
Hyundai Auto Lease Securitization Trust
Series 2020-A, Class A3
1.95%, 7/17/23 (1) 2,500 2,535
Hyundai Auto Lease Securitization Trust
Series 2020-B, Class B
0.81%, 10/15/24 (1) 1,930 1,948
Hyundai Auto Lease Securitization Trust
Series 2021-A, Class B
0.61%, 10/15/25 (1) 6,500 6,492
Mercedes-Benz Auto Lease Trust
Series 2019-A, Class A3
3.10%, 11/15/21  468 469
Mercedes-Benz Auto Lease Trust
Series 2019-B, Class A3
2.00%, 10/17/22  1,500 1,516

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master Owner Trust II
Series 2019-1, Class A, ARM
1M USD LIBOR + 0.64%, 0.758%, 5/25/24 (1) 2,500 2,502
Navistar Financial Dealer Note Master Trust
Series 2020-1, Class A, ARM
1M USD LIBOR + 0.95%, 1.068%, 7/25/25 (1) 5,520 5,557
Nissan Auto Lease Trust
Series 2019-B, Class A4
2.29%, 4/15/25  2,000 2,030
Nissan Master Owner Trust Receivables
Series 2019-B, Class A, ARM
1M USD LIBOR + 0.43%, 0.537%, 11/15/23  13,570 13,604
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class A
1.37%, 10/15/24 (1) 3,940 3,976
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class A4
0.54%, 4/15/25 (1) 7,000 7,017
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class B
0.77%, 12/15/25 (1) 3,750 3,765
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class A4
0.48%, 6/15/26 (1) 1,500 1,497
Santander Drive Auto Receivables Trust
Series 2017-1, Class D
3.17%, 4/17/23  1,369 1,378
Santander Drive Auto Receivables Trust
Series 2019-1, Class B
3.21%, 9/15/23  228 228
Santander Drive Auto Receivables Trust
Series 2019-2, Class B
2.79%, 1/16/24  3,562 3,585
Santander Drive Auto Receivables Trust
Series 2019-3, Class B
2.28%, 9/15/23  2,900 2,914
Santander Drive Auto Receivables Trust
Series 2020-1, Class A2A
2.07%, 1/17/23  440 441
Santander Drive Auto Receivables Trust
Series 2020-2, Class A3
0.67%, 4/15/24  940 943
Santander Drive Auto Receivables Trust
Series 2020-2, Class B
0.96%, 11/15/24  2,000 2,013
Santander Drive Auto Receivables Trust
Series 2020-3, Class B
0.69%, 3/17/25  6,545 6,571

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2020-4, Class B
0.73%, 3/17/25  13,500 13,577
Santander Drive Auto Receivables Trust
Series 2021-1, Class B
0.50%, 4/15/25  26,360 26,353
Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1) 2,562 2,589
Santander Retail Auto Lease Trust
Series 2019-B, Class A3
2.30%, 1/20/23 (1) 2,000 2,031
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 2,000 2,074
Santander Retail Auto Lease Trust
Series 2019-C, Class A3
1.86%, 2/21/23 (1) 5,000 5,081
Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1) 10,500 10,848
Santander Retail Auto Lease Trust
Series 2020-A, Class A3
1.74%, 7/20/23 (1) 5,000 5,104
Santander Retail Auto Lease Trust
Series 2020-B, Class B
0.82%, 12/20/24 (1) 11,555 11,588
Volkswagen Auto Lease Trust
Series 2019-A, Class A3
1.99%, 11/21/22  1,500 1,518
Wheels SPV 2
Series 2020-1A, Class A2
0.51%, 8/20/29 (1) 8,400 8,421
World Omni Auto Receivables Trust
Series 2019-A, Class A3
3.04%, 5/15/24  2,766 2,820
World Omni Auto Receivables Trust
Series 2020-A, Class B
1.93%, 6/16/25  3,430 3,513
World Omni Automobile Lease Securitization Trust
Series 2018-B, Class A3
3.19%, 12/15/21  311 312
World Omni Automobile Lease Securitization Trust
Series 2019-A, Class A3
2.94%, 5/16/22  1,381 1,392
World Omni Automobile Lease Securitization Trust
Series 2019-B, Class A3
2.03%, 11/15/22  2,500 2,537

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
World Omni Automobile Lease Securitization Trust
Series 2020-B, Class B
0.70%, 2/17/26  7,250 7,265
World Omni Select Auto Trust
Series 2019-A, Class A3
2.00%, 8/15/24  8,500 8,615
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  4,595 4,601
443,830
Collaterized Debt Obligation 0.2%
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.024%, 1/20/28 (1) 915 915
BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.232%, 11/20/28 (1) 2,932 2,932
Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.023%, 1/18/28 (1) 977 977
Neuberger Berman XIX
Series 2015-19A, Class A1R2, CLO, FRN
3M USD LIBOR + 0.80%, 1.041%, 7/15/27 (1) 289 289
Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 1.091%, 1/15/28 (1) 815 815
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.393%, 10/17/29 (1) 2,704 2,702
8,630
Credit Card Backed 0.3%
Synchrony Card Funding
Series 2019-A1, Class A
2.95%, 3/15/25  10,000 10,283
10,283
Equipment Lease Heavy Duty 0.4%
CCG Receivables Trust
Series 2019-2, Class A2
2.11%, 3/15/27 (1) 3,932 3,986
CNH Equipment Trust
Series 2019-C, Class A2
1.99%, 3/15/23  701 704
CNH Equipment Trust
Series 2020-A, Class A2
1.08%, 7/17/23  706 708

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CNH Equipment Trust
Series 2020-A, Class A3
1.16%, 6/16/25  890 899
John Deere Owner Trust
Series 2019-A, Class A3
2.91%, 7/17/23  1,267 1,288
Kubota Credit Owner Trust
Series 2018-1A, Class A4
3.21%, 1/15/25 (1) 1,700 1,746
Kubota Credit Owner Trust
Series 2020-1A, Class A2
1.92%, 12/15/22 (1) 2,547 2,566
MMAF Equipment Finance
Series 2019-A, Class A2
2.84%, 1/10/22 (1) 190 190
MMAF Equipment Finance
Series 2019-B, Class A2
2.07%, 10/12/22 (1) 1,464 1,476
Volvo Financial Equipment
Series 2019-2A, Class A2
2.02%, 8/15/22 (1) 1,169 1,175
Volvo Financial Equipment Master Owner Trust
Series 2018-A, Class A, ARM
1M USD LIBOR + 0.52%, 0.627%, 7/17/23 (1) 3,020 3,025
17,763
Home Equity Loans Backed 0.5%
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, CMO, ARM
2.72%, 7/25/49 (1) 527 538
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 15,175 15,526
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 3,669 3,735
19,799
Other Asset-Backed Securities 0.3%
Daimler Trucks Retail Trust
Series 2019-1, Class A3
2.77%, 8/15/22 (1) 1,714 1,733
Daimler Trucks Retail Trust
Series 2020-1, Class A2
1.14%, 4/15/22  4,473 4,481
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1) 264 264

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 1,225 1,251
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 3,513 3,622
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 90 93
MVW Owner Trust
Series 2015-1A, Class A
2.52%, 12/20/32 (1) 209 210
Sierra Timeshare Receivables Funding
Series 2016-2A, Class A
2.33%, 7/20/33 (1) 210 211
Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1) 86 88
Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (1) 1,900 1,917
13,870
Student Loan 1.7%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45 (1) 15,059 15,977
Navient Private Education Loan Trust
Series 2017-A, Class A2B, ARM
1M USD LIBOR + 0.90%, 1.012%, 12/16/58 (1) 1,258 1,258
Navient Private Education Loan Trust
Series 2020-IA, Class A1A
1.33%, 4/15/69 (1) 4,777 4,757
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A1
2.82%, 2/15/68 (1) 118 118
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A1
2.39%, 5/15/68 (1) 205 206
Navient Private Education Refi Loan Trust
Series 2020-A, Class A1, ARM
1M USD LIBOR + 0.35%, 0.462%, 11/15/68 (1) 662 661
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 1,456 1,476
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 5,992 6,042

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 13,754 13,812
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 6,770 6,832
Navient Private Education Refi Loan Trust
Series 2021-A, Class A
0.84%, 5/15/69 (1) 2,625 2,626
SLM Student Loan Trust
Series 2010-1, Class A, ARM
1M USD LIBOR + 0.40%, 0.518%, 3/25/25  529 517
SMB Private Education Loan Trust
Series 2014-A, Class A2A
3.05%, 5/15/26 (1) 309 311
SMB Private Education Loan Trust
Series 2014-A, Class A3, ARM
1M USD LIBOR + 1.50%, 1.612%, 4/15/32 (1) 3,000 3,037
SMB Private Education Loan Trust
Series 2015-A, Class A2B, ARM
1M USD LIBOR + 1.00%, 1.112%, 6/15/27 (1) 283 284
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 3,325 3,539
SMB Private Education Loan Trust
Series 2019-B, Class A1, ARM
1M USD LIBOR + 0.35%, 0.462%, 7/15/26 (1) 22 22
SMB Private Education Loan Trust
Series 2020-A, Class A1, ARM
1M USD LIBOR + 0.30%, 0.412%, 3/15/27 (1) 3,198 3,199
SMB Private Education Loan Trust
Series 2020-PTB, Class A1, ARM
1M USD LIBOR + 0.30%, 0.418%, 9/15/54 (1) 5,605 5,605
SMB Private Education Loan Trust
Series 2021-A, Class A1, ARM
1M USD LIBOR + 0.50%, 0.606%, 1/15/53 (1) 3,430 3,438
73,717
Total Asset-Backed Securities
(Cost $584,231) 587,892
CORPORATE BONDS 51.8%
Airlines 0.5%
SMBC Aviation Capital Finance, 2.65%, 7/15/21 (1) 2,000 2,013
SMBC Aviation Capital Finance, 3.00%, 7/15/22 (1) 15,000 15,347
Southwest Airlines, 4.75%, 5/4/23  4,290 4,656
22,016

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Automotive 3.8%
American Honda Finance, 0.875%, 7/7/23  5,000 5,047
American Honda Finance, 1.95%, 5/10/23  4,545 4,698
BMW U.S. Capital, FRN, 3M USD LIBOR + 0.64%, 0.877%,
4/6/22 (1) 1,000 1,005
Daimler Finance North America, 1.75%, 3/10/23 (1) 10,000 10,243
Daimler Finance North America, 3.70%, 5/4/23 (1) 5,359 5,714
Daimler Finance North America, FRN, 3M USD LIBOR + 0.67%,
0.865%, 11/5/21 (1) 4,000 4,015
Ford Motor Credit, FRN, 3M USD LIBOR + 0.81%, 1.048%, 4/5/21  3,000 2,998
General Motors, 4.875%, 10/2/23  5,000 5,504
Hyundai Capital America, 0.80%, 1/8/24 (1) 10,000 9,953
Hyundai Capital America, 1.15%, 11/10/22 (1) 4,645 4,678
Hyundai Capital America, 1.25%, 9/18/23 (1) 6,155 6,221
Hyundai Capital America, 2.375%, 2/10/23 (1) 5,960 6,145
Hyundai Capital America, 2.85%, 11/1/22 (1) 1,667 1,726
Hyundai Capital America, 3.00%, 6/20/22 (1) 1,155 1,188
Hyundai Capital America, 3.95%, 2/1/22 (1) 7,144 7,358
Hyundai Capital America, FRN, 3M USD LIBOR + 0.82%, 1.04%,
3/12/21 (1) 1,000 1,000
Hyundai Capital America, FRN, 3M USD LIBOR + 0.94%, 1.174%,
7/8/21 (1) 1,000 1,001
Nissan Motor, 3.043%, 9/15/23 (1) 17,346 18,237
Nissan Motor Acceptance, 2.80%, 1/13/22 (1) 4,604 4,683
Nissan Motor Acceptance, 3.65%, 9/21/21 (1) 2,190 2,223
Nissan Motor Acceptance, FRN, 3M USD LIBOR + 0.63%, 0.869%,
9/21/21 (1) 4,000 3,994
Toyota Industries, 3.235%, 3/16/23 (1) 9,455 9,921
Toyota Motor Credit, 0.45%, 1/11/24  10,000 10,004
Toyota Motor Credit, FRN, 3M USD LIBOR + 0.69%, 0.915%,
1/11/22  1,000 1,006
Volkswagen Group of America Finance, 0.75%, 11/23/22 (1) 6,385 6,412
Volkswagen Group of America Finance, 2.50%, 9/24/21 (1) 2,435 2,466
Volkswagen Group of America Finance, 2.90%, 5/13/22 (1) 2,075 2,132
Volkswagen Group of America Finance, 3.125%, 5/12/23 (1) 16,910 17,818
Volkswagen Group of America Finance, FRN, 3M USD LIBOR +
0.94%, 1.141%, 11/12/21 (1) 4,000 4,023
161,413
Banking 19.1%
ABN AMRO Bank, 6.25%, 4/27/22  20,822 22,187
AIB Group, 4.75%, 10/12/23 (1) 1,950 2,142
ANZ New Zealand Int'l, FRN, 3M USD LIBOR + 1.01%, 1.229%,
7/28/21 (1) 500 502
Banco Bilbao Vizcaya Argentaria, 0.875%, 9/18/23  15,800 15,952
Banco Santander, 3.848%, 4/12/23  13,834 14,803
Banco Santander, FRN, 3M USD LIBOR + 1.56%, 1.785%, 4/11/22  3,000 3,044

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Bank of Ireland Group, 4.50%, 11/25/23 (1) 27,452 30,060
Bank of Montreal, FRN, SOFRRATE + 0.68%, 0.74%, 3/10/23  18,500 18,664
Banque Federative du Credit Mutuel, 0.65%, 2/27/24 (1) 7,875 7,839
Banque Federative du Credit Mutuel, 2.125%, 11/21/22 (1) 5,305 5,467
Banque Federative du Credit Mutuel, FRN, 3M USD LIBOR +
0.73%, 0.954%, 7/20/22 (1) 1,000 1,008
Barclays, FRN, 3M USD LIBOR + 1.43%, 1.624%, 2/15/23  3,000 3,044
Barclays, VR, 1.007%, 12/10/24 (2) 5,000 5,021
Barclays, VR, 4.61%, 2/15/23 (2) 13,525 14,043
Barclays Bank, 1.70%, 5/12/22  2,610 2,650
Barclays Bank, 10.179%, 6/12/21 (1) 3,817 3,916
Barclays Bank, 10.179%, 6/12/21  1,080 1,108
BDO Unibank, 2.95%, 3/6/23  6,650 6,949
BNP Paribas, 2.95%, 5/23/22 (1) 7,300 7,531
BNP Paribas, 3.50%, 3/1/23 (1) 7,518 7,974
BNP Paribas, 3.80%, 1/10/24 (1) 7,671 8,338
BPCE, 3.00%, 5/22/22 (1) 10,000 10,318
BPCE, 5.70%, 10/22/23 (1) 21,908 24,690
BPCE, FRN, 3M USD LIBOR + 1.22%, 1.402%, 5/22/22 (1) 960 971
Canadian Imperial Bank of Commerce, 0.50%, 12/14/23  6,365 6,364
Canadian Imperial Bank of Commerce, FRN, SOFRRATE + 0.80%,
0.853%, 3/17/23  16,991 17,182
Capital One, FRN, 3M USD LIBOR + 0.82%, 1.013%, 8/8/22  2,000 2,011
Capital One Bank USA, 3.375%, 2/15/23  2,000 2,109
Capital One Bank USA, VR, 2.014%, 1/27/23 (2) 5,000 5,074
Capital One Financial, 2.60%, 5/11/23  6,000 6,266
Capital One Financial, FRN, 3M USD LIBOR + 0.95%, 1.18%,
3/9/22  2,000 2,014
Citigroup, FRN, 3M USD LIBOR + 1.19%, 1.392%, 8/2/21  1,000 1,005
Citigroup, VR, 2.312%, 11/4/22 (2) 5,000 5,058
Citizens Bank, 3.25%, 2/14/22  2,190 2,245
Citizens Financial Group, 4.15%, 9/28/22 (1) 9,060 9,522
Cooperatieve Rabobank, 3.95%, 11/9/22  19,812 20,966
Cooperatieve Rabobank, 4.625%, 12/1/23  7,412 8,190
Credit Agricole, 3.375%, 1/10/22 (1) 10,000 10,264
Credit Agricole, 3.75%, 4/24/23 (1) 8,837 9,450
Credit Suisse, 1.00%, 5/5/23  4,060 4,113
Credit Suisse, FRN, SOFRRATE + 0.45%, 0.529%, 2/4/22  3,000 3,007
Credit Suisse Group, 3.574%, 1/9/23 (1) 7,420 7,624
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2) 14,030 14,608
Danske Bank, 3.875%, 9/12/23 (1) 7,695 8,287
Danske Bank, 5.00%, 1/12/22 (1) 8,610 8,933
Danske Bank, 5.375%, 1/12/24 (1) 2,916 3,277
Danske Bank, VR, 1.171%, 12/8/23 (1)(2) 5,000 5,028
Danske Bank, VR, 3.001%, 9/20/22 (1)(2) 1,465 1,482
Danske Bank, VR, 5.00%, 1/12/23 (2) 2,025 2,101

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Danske Bank, VR, 5.00%, 1/12/23 (1)(2) 1,186 1,230
Deutsche Bank, 4.25%, 10/14/21  18,600 19,010
Discover Financial Services, 5.20%, 4/27/22  4,817 5,070
DNB Bank, 2.15%, 12/2/22 (1) 5,000 5,160
Goldman Sachs Group, 0.481%, 1/27/23  10,000 10,004
Goldman Sachs Group, 3.625%, 1/22/23  2,327 2,466
Goldman Sachs Group, FRN, 3M USD LIBOR + 1.36%, 1.578%,
4/23/21  1,000 1,001
Goldman Sachs Group, VR, 0.627%, 11/17/23 (2) 7,310 7,336
HSBC Holdings, 3.60%, 5/25/23  4,547 4,874
HSBC Holdings, 4.25%, 3/14/24  15,041 16,481
HSBC Holdings, VR, 3.262%, 3/13/23 (2) 9,856 10,146
ING Bank, 5.80%, 9/25/23  3,307 3,737
ING Groep, 4.10%, 10/2/23  12,366 13,505
ING Groep, FRN, 3M USD LIBOR + 1.15%, 1.401%, 3/29/22  985 996
KeyBank, 1.25%, 3/10/23  4,900 4,997
Kookmin Bank, 3.625%, 10/23/21  3,800 3,876
Lloyds Banking Group, 3.00%, 1/11/22  5,215 5,331
Lloyds Banking Group, 3.10%, 7/6/21  2,500 2,524
Lloyds Banking Group, VR, 1.326%, 6/15/23 (2) 855 864
Mitsubishi UFJ Financial Group, 2.623%, 7/18/22  5,000 5,154
Mitsubishi UFJ Financial Group, 3.218%, 3/7/22  3,000 3,087
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.92%,
1.102%, 2/22/22  595 600
Morgan Stanley, 4.10%, 5/22/23  8,778 9,447
Morgan Stanley, FRN, SOFRRATE + 0.70%, 0.784%, 1/20/23  12,000 12,046
Morgan Stanley, FRN, SOFRRATE + 0.83%, 0.889%, 6/10/22  2,000 2,003
Morgan Stanley, VR, 0.529%, 1/25/24 (2) 3,725 3,724
Morgan Stanley, VR, 0.56%, 11/10/23 (2) 6,800 6,799
National Bank of Canada, 2.10%, 2/1/23  6,000 6,179
National Bank of Canada, 2.15%, 10/7/22 (1) 3,095 3,179
National Bank of Canada, VR, 0.55%, 11/15/24 (2) 3,905 3,900
National Bank of Canada, VR, 0.90%, 8/15/23 (2) 2,270 2,287
Nationwide Building Society, 2.00%, 1/27/23 (1) 5,000 5,156
Nationwide Building Society, VR, 3.622%, 4/26/23 (1)(2) 19,956 20,638
Natwest Group, 6.00%, 12/19/23  7,000 7,958
Natwest Group, 6.125%, 12/15/22  3,955 4,311
Natwest Group, VR, 3.498%, 5/15/23 (2) 3,150 3,261
NatWest Markets, 2.375%, 5/21/23 (1) 4,925 5,110
NatWest Markets, 3.625%, 9/29/22 (1) 9,221 9,679
Nordea Bank, 1.00%, 6/9/23 (1) 2,825 2,855
Nordea Bank, 4.25%, 9/21/22 (1) 8,643 9,121
Nordea Bank, 4.875%, 5/13/21 (1) 12,145 12,253
Royal Bank of Canada, 0.50%, 10/26/23  4,165 4,177
Santander U.K., 2.10%, 1/13/23  4,645 4,794
Santander U.K., FRN, 3M USD LIBOR + 0.66%, 0.854%, 11/15/21  3,000 3,013

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander U.K. Group Holdings, 3.571%, 1/10/23  3,500 3,592
Societe Generale, 3.25%, 1/12/22 (1) 17,990 18,462
Societe Generale, 3.875%, 3/28/24 (1) 2,100 2,286
Societe Generale, 4.25%, 9/14/23 (1) 7,128 7,754
Societe Generale, 5.00%, 1/17/24 (1) 3,000 3,302
Standard Chartered, 3.95%, 1/11/23 (1) 9,322 9,812
Standard Chartered, 5.20%, 1/26/24 (1) 2,157 2,391
Standard Chartered, 5.70%, 1/25/22  13,077 13,639
Standard Chartered, FRN, 3M USD LIBOR + 1.15%, 1.374%,
1/20/23 (1) 2,050 2,071
Standard Chartered, VR, 1.319%, 10/14/23 (1)(2) 1,915 1,932
Standard Chartered, VR, 2.744%, 9/10/22 (1)(2) 8,065 8,154
State Bank of India, 4.50%, 9/28/23  13,300 14,371
State Street, VR, 2.825%, 3/30/23 (2) 930 956
Sumitomo Mitsui Financial Group, 0.508%, 1/12/24  6,695 6,692
Swedbank, 1.30%, 6/2/23 (1) 2,950 3,007
Toronto-Dominion Bank, FRN, SOFRRATE + 0.48%, 0.562%,
1/27/23  6,900 6,927
Truist Financial, FRN, 3M USD LIBOR + 0.65%, 0.888%, 4/1/22  1,000 1,004
U.S. Bancorp, FRN, 3M USD LIBOR + 0.64%, 0.858%, 1/24/22  1,000 1,004
UBS, FRN, SOFRRATE + 0.36%, 0.378%, 2/9/24 (1) 10,000 10,013
UBS Group, VR, 1.008%, 7/30/24 (1)(2) 10,000 10,088
UBS Group, VR, 2.859%, 8/15/23 (1)(2) 6,225 6,441
Wells Fargo, 3.45%, 2/13/23  12,000 12,713
Wells Fargo, 4.125%, 8/15/23  5,000 5,437
Wells Fargo, 4.48%, 1/16/24  1,118 1,237
Wells Fargo Bank, VR, 2.082%, 9/9/22 (2) 3,000 3,026
Woori Bank, 5.875%, 4/13/21  4,360 4,386
814,437
Building & Real Estate 0.6%
Country Garden Holdings, 7.125%, 1/27/22  8,500 8,817
Longfor Group Holdings, 3.875%, 7/13/22  8,150 8,416
Longfor Group Holdings, 3.90%, 4/16/23  4,200 4,410
Sun Hung Kai Properties Capital Market, 4.50%, 2/14/22  5,800 5,992
27,635
Building Products 0.1%
Vulcan Materials, FRN, 3M USD LIBOR + 0.65%, 0.875%, 3/1/21  4,650 4,650
4,650
Cable Operators 0.3%
Charter Communications Operating, 4.50%, 2/1/24  10,850 11,944
11,944
Chemicals 0.7%
Equate Petrochemical, 3.00%, 3/3/22  8,000 8,145

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
LYB International Finance III, FRN, 3M USD LIBOR + 1.00%,
1.238%, 10/1/23  20,000 20,075
28,220
Computer Service & Software 0.1%
Hewlett Packard Enterprise, FRN, 3M USD LIBOR + 0.72%,
0.958%, 10/5/21  4,000 4,000
4,000
Consumer Products 0.5%
Hasbro, 2.60%, 11/19/22  5,805 6,005
Hasbro, 3.15%, 5/15/21  2,195 2,200
JD.com, 3.125%, 4/29/21  13,084 13,135
Ralph Lauren, 1.70%, 6/15/22  1,155 1,175
22,515
Diversified Chemicals 0.1%
Bayer U.S. Finance II, FRN, 3M USD LIBOR + 0.63%, 0.881%,
6/25/21 (1) 5,010 5,016
5,016
Drugs 1.2%
AbbVie, 2.30%, 11/21/22  7,110 7,338
AbbVie, 2.80%, 3/15/23  3,000 3,123
AbbVie, 3.25%, 10/1/22  11,906 12,355
AbbVie, 3.45%, 3/15/22  10,000 10,270
Cardinal Health, 2.616%, 6/15/22  5,000 5,125
Cardinal Health, FRN, 3M USD LIBOR + 0.77%, 0.987%, 6/15/22  2,000 2,016
Gilead Sciences, 0.75%, 9/29/23  11,725 11,748
51,975
Energy 5.1%
Abu Dhabi National Energy, 3.625%, 6/22/21  3,700 3,736
APT Pipelines, 3.875%, 10/11/22 (1) 4,116 4,295
Cenovus Energy, 3.00%, 8/15/22  12,190 12,464
Cenovus Energy, 3.80%, 9/15/23  8,785 9,103
Energy Transfer Partners, 4.50%, 11/1/23  4,209 4,554
Energy Transfer Partners, 5.00%, 10/1/22  840 885
Energy Transfer Partners, 5.875%, 3/1/22  1,475 1,531
EQT, 3.00%, 10/1/22  4,805 4,841
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 17,138 17,426
Kinder Morgan, 5.625%, 11/15/23 (1) 2,366 2,646
Marathon Oil, 2.80%, 11/1/22  848 870
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.33%, 9/9/22  2,765 2,765
Occidental Petroleum, 2.60%, 8/13/21  9,505 9,493
Occidental Petroleum, 2.70%, 8/15/22  3,125 3,090
Origin Energy Finance, 5.45%, 10/14/21 (1) 3,750 3,840
Perusahaan Listrik Negara, 5.50%, 11/22/21  12,600 13,042
Pioneer Natural Resources, 0.75%, 1/15/24  5,785 5,775
Plains All American Pipeline, 2.85%, 1/31/23  1,247 1,284

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Plains All American Pipeline, 3.65%, 6/1/22  12,979 13,321
Reliance Industries, 5.40%, 2/14/22  12,971 13,536
Sabine Pass Liquefaction, 5.625%, 4/15/23  21,625 23,532
Sabine Pass Liquefaction, 6.25%, 3/15/22  5,900 6,136
Schlumberger Finance Canada, 2.65%, 11/20/22 (1) 16,098 16,664
Schlumberger Investment, 2.40%, 8/1/22 (1) 10,656 10,885
Western Midstream Operating, 5.375%, 6/1/21  10,000 10,000
Williams, 3.35%, 8/15/22  9,608 9,928
Williams, 3.60%, 3/15/22  1,685 1,731
Williams, 3.70%, 1/15/23  3,306 3,471
Williams, 4.00%, 11/15/21  1,127 1,145
Williams, 7.875%, 9/1/21  4,600 4,770
216,759
Exploration & Production 0.3%
Eni, Series X-R, 4.00%, 9/12/23 (1) 12,985 14,054
14,054
Financial 3.3%
AerCap Ireland Capital, 3.30%, 1/23/23  1,775 1,843
AerCap Ireland Capital, 3.95%, 2/1/22  5,630 5,758
AerCap Ireland Capital, 4.125%, 7/3/23  7,810 8,305
AerCap Ireland Capital, 4.50%, 9/15/23  2,075 2,230
AerCap Ireland Capital, 4.875%, 1/16/24  2,000 2,182
Air Lease, 2.25%, 1/15/23  2,940 3,015
Air Lease, 3.50%, 1/15/22  3,700 3,795
Air Lease, 3.75%, 2/1/22  1,750 1,790
American Express, FRN, 3M USD LIBOR + 0.60%, 0.795%,
11/5/21  2,000 2,007
Avolon Holdings Funding, 3.625%, 5/1/22 (1) 5,829 5,946
Equitable Holdings, 3.90%, 4/20/23  7,244 7,742
General Motors Financial, 1.70%, 8/18/23  5,000 5,112
General Motors Financial, 3.45%, 1/14/22  5,000 5,113
General Motors Financial, 3.55%, 7/8/22  2,400 2,487
General Motors Financial, 4.15%, 6/19/23  1,390 1,493
General Motors Financial, 5.20%, 3/20/23  2,000 2,181
General Motors Financial, FRN, 3M USD LIBOR + 1.10%, 1.293%,
11/6/21  6,000 6,034
Intercontinental Exchange, 0.70%, 6/15/23  3,280 3,296
Nasdaq, 0.445%, 12/21/22  6,580 6,579
National Securities Clearing, 0.40%, 12/7/23 (1) 10,610 10,633
Park Aerospace Holdings, 5.25%, 8/15/22 (1) 7,220 7,554
Synchrony Bank, 3.65%, 5/24/21  2,500 2,511
Synchrony Financial, 2.85%, 7/25/22  19,845 20,418
Synchrony Financial, 3.75%, 8/15/21  2,403 2,426
Western Union, 3.60%, 3/15/22  15,428 15,890
Western Union, 4.25%, 6/9/23  3,050 3,285
139,625

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Food/Tobacco 1.2%
BAT Capital, FRN, 3M USD LIBOR + 0.88%, 1.074%, 8/15/22  1,000 1,008
Imperial Brands Finance, 3.50%, 2/11/23 (1) 15,510 16,191
Imperial Brands Finance, 3.75%, 7/21/22 (1) 21,654 22,476
Prosperous Ray, 4.625%, 11/12/23  11,200 12,176
51,851
Gas & Gas Transmission 0.7%
Valero Energy, 1.20%, 3/15/24  3,290 3,320
Valero Energy, 2.70%, 4/15/23  25,080 26,174
29,494
Health Care 0.8%
Becton Dickinson & Company, 2.894%, 6/6/22  2,091 2,151
Becton Dickinson & Company, FRN, 3M USD LIBOR + 1.03%,
1.255%, 6/6/22  430 434
Commonspirit Health, 2.95%, 11/1/22  5,967 6,207
HCA, 4.75%, 5/1/23  13,446 14,572
Royalty Pharma, 0.75%, 9/2/23 (1) 2,310 2,317
St. Joseph's University Medical Center, 3.926%, 7/1/22  3,075 3,134
Stryker, 0.60%, 12/1/23  3,370 3,374
32,189
Information Technology 2.7%
Arrow Electronics, 3.50%, 4/1/22  2,000 2,054
Avnet, 3.75%, 12/1/21  19,910 20,361
Baidu, 2.875%, 7/6/22  2,000 2,049
Equifax, 3.60%, 8/15/21  8,555 8,680
Equifax, FRN, 3M USD LIBOR + 0.87%, 1.064%, 8/15/21  3,000 3,008
Microchip Technology, 0.972%, 2/15/24 (1) 16,220 16,273
Microchip Technology, 3.922%, 6/1/21  17,939 18,097
Micron Technology, 2.497%, 4/24/23  8,855 9,222
Micron Technology, 4.64%, 2/6/24  12,285 13,529
NXP, 4.625%, 6/1/23 (1) 11,509 12,524
PayPal Holdings, 1.35%, 6/1/23  1,825 1,862
SK Hynix, 1.00%, 1/19/24 (1) 7,000 6,990
114,649
Insurance 1.0%
AIA Group, FRN, 3M USD LIBOR + 0.52%, 0.759%, 9/20/21 (1) 4,000 4,006
AIG Global Funding, 0.80%, 7/7/23 (1) 3,335 3,369
AIG Global Funding, 2.30%, 7/1/22 (1) 665 683
Liberty Mutual Group, 4.95%, 5/1/22 (1) 3,819 4,010
Metropolitan Life Global Funding I, 0.40%, 1/7/24 (1) 7,490 7,465
Metropolitan Life Global Funding I, FRN, SOFRRATE + 0.35%,
0.413%, 9/8/22 (1) 10,000 10,035
New York Life Global Funding, FRN, SOFRRATE + 0.22%, 0.242%,
2/2/23 (1) 10,000 10,003
Protective Life Global Funding, 1.082%, 6/9/23 (1) 1,960 1,991

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Trinity Acquisition, 4.625%, 8/15/23  2,202 2,419
43,981
Lodging 0.5%
Marriott International, 2.30%, 1/15/22  5,715 5,778
Marriott International, 3.125%, 2/15/23  7,110 7,344
Marriott International, 4.15%, 12/1/23  7,329 7,880
Marriott International, FRN, 3M USD LIBOR + 0.65%, 0.876%,
3/8/21  860 860
21,862
Manufacturing 0.4%
Caterpillar Financial Services, 0.25%, 3/1/23  7,500 7,491
Caterpillar Financial Services, 0.65%, 7/7/23  5,000 5,029
Panasonic, 2.536%, 7/19/22 (1) 4,090 4,198
16,718
Media & Communications 0.2%
Fox, 3.666%, 1/25/22  980 1,009
PCCW-HKT Capital No 5, 3.75%, 3/8/23  6,931 7,278
8,287
Metals & Mining 0.3%
Anglo American Capital, 4.125%, 4/15/21 (1) 2,169 2,177
POSCO, 2.375%, 11/12/22 (1) 2,345 2,407
POSCO, 2.375%, 1/17/23  4,000 4,119
POSCO, 4.00%, 8/1/23  2,800 3,014
11,717
Miscellaneous 0.1%
Smithsonian Institution, 0.845%, 9/1/21  700 701
Smithsonian Institution, 0.895%, 9/1/22  800 804
Sumitomo Mitsui Banking, 4.85%, 3/1/22  4,238 4,417
5,922
Oil Field Services 0.6%
Energy Transfer Operating, 3.60%, 2/1/23  5,275 5,506
Energy Transfer Operating, 4.20%, 9/15/23  6,570 7,079
Energy Transfer Operating, 4.25%, 3/15/23  2,000 2,115
Energy Transfer Operating, 5.20%, 2/1/22  10,370 10,681
25,381
Other Telecommunications 0.3%
British Telecommunications, 4.50%, 12/4/23  8,747 9,656
SingTel Group Treasury Pte, 4.50%, 9/8/21  3,700 3,776
13,432
Petroleum 1.0%
Bharat Petroleum, 4.375%, 1/24/22 (3) 7,005 7,174
BP Capital Markets, FRN, 3M USD LIBOR + 0.87%, 1.089%,
9/16/21  1,000 1,004
BP Capital Markets America, FRN, 3M USD LIBOR + 0.65%,
0.889%, 9/19/22  2,000 2,010

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Enbridge, FRN, SOFRRATE + 0.40%, 0.413%, 2/17/23  6,195 6,205
Pertamina Persero, 4.875%, 5/3/22  7,800 8,143
Suncor Energy, 2.80%, 5/15/23  12,850 13,475
Sunoco Logistics Partners Operations, 4.65%, 2/15/22  4,000 4,150
42,161
Railroads 0.2%
Eastern Creation II Investment Holdings, 1.00%, 9/10/23  7,970 7,959
7,959
Real Estate Investment Trust Securities 0.8%
Brixmor Operating Partnership, 3.25%, 9/15/23  7,903 8,383
Highwoods Realty, 3.625%, 1/15/23  1,204 1,255
SL Green Operating Partnership, FRN, 3M USD LIBOR + 0.98%,
1.174%, 8/16/21  3,000 3,000
Vanke Real Estate Hong Kong, 2.95%, 10/14/21  10,000 10,101
Vanke Real Estate Hong Kong, 4.15%, 4/18/23  2,400 2,544
Ventas Realty, 3.10%, 1/15/23  8,392 8,806
VEREIT Operating Partnership, 4.60%, 2/6/24  1,636 1,797
35,886
Retail 0.6%
7-Eleven, 0.625%, 2/10/23 (1) 2,440 2,444
7-Eleven, 0.80%, 2/10/24 (1) 2,835 2,839
7-Eleven, FRN, 3M USD LIBOR + 0.45%, 0.645%, 8/10/22 (1) 3,750 3,755
Nordstrom, 4.00%, 10/15/21  5,152 5,197
Walgreens Boots Alliance, 3.30%, 11/18/21  10,000 10,156
24,391
Services 0.3%
Fidelity National Information Services, 0.375%, 3/1/23  8,335 8,332
Nature Conservancy, Series A, 0.367%, 7/1/22  1,250 1,250
Nature Conservancy, Series A, 0.467%, 7/1/23  850 851
Nature Conservancy, Series A, 0.625%, 7/1/24  650 649
11,082
Supermarkets 0.1%
CK Hutchison International, 1.875%, 10/3/21  3,800 3,829
3,829
Telephones 0.4%
NTT Finance, 0.373%, 3/3/23 (1) 8,335 8,330
Ooredoo International Finance, 3.25%, 2/21/23  9,500 9,937
18,267
Transportation 0.5%
GATX, FRN, 3M USD LIBOR + 0.72%, 0.915%, 11/5/21  2,700 2,710
HPHT Finance, 2.75%, 9/11/22  10,000 10,221
Penske Truck Leasing, 3.30%, 4/1/21 (1) 9,145 9,147
Penske Truck Leasing, 3.65%, 7/29/21 (1) 840 849
22,927

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Transportation (Excluding Railroads) 0.9%
Heathrow Funding, 4.875%, 7/15/21 (1) 25,603 26,002
Sydney Airport Finance, 3.90%, 3/22/23 (1) 13,578 14,407
40,409
Utilities 1.9%
CenterPoint Energy, 3.60%, 11/1/21  535 546
China Southern Power Grid International Finance BVI, 2.75%,
5/8/22  10,000 10,217
Edison International, 2.95%, 3/15/23  5,000 5,184
Enel Finance International, 4.25%, 9/14/23 (1) 10,840 11,818
Hero Asia Investment, 1.50%, 11/18/23  12,800 12,833
Pacific Gas & Electric, 1.75%, 6/16/22  14,080 14,119
Pacific Gas & Electric, 4.25%, 8/1/23  2,500 2,690
Pacific Gas & Electric, FRN, 3M USD LIBOR + 1.375%, 1.573%,
11/15/21  7,500 7,514
Southern, 0.60%, 2/26/24  4,105 4,090
State Grid Overseas Investment, 2.125%, 5/18/21  5,500 5,518
State Grid Overseas Investment, 3.75%, 5/2/23  4,714 5,028
79,557
Wireless Communications 0.6%
American Tower, 0.60%, 1/15/24  5,000 4,994
American Tower, 5.00%, 2/15/24  4,880 5,501
SBA Tower Trust, 3.448%, 3/15/23 (1) 15,000 15,849
26,344
Total Corporate Bonds
(Cost $2,194,816) 2,212,554
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 6.2%
Foreign Government Obligations & Municipalities 6.2%
Export-Import Bank of India, 4.00%, 1/14/23  8,500 8,948
Japan Treasury Discount Bill, 0.00%, 5/24/21 (JPY)  2,846,450 26,710
Japan Treasury Discount Bill, (0.08)%, 3/8/21 (JPY)  2,998,350 28,129
Japan Treasury Discount Bill, (0.08)%, 3/15/21 (JPY)  2,938,900 27,571
Japan Treasury Discount Bill, (0.09)%, 3/1/21 (JPY)  2,627,600 24,650
Japan Treasury Discount Bill, (0.10)%, 3/22/21 (JPY)  3,392,300 31,826
Japan Treasury Discount Bill, (0.10)%, 3/29/21 (JPY)  9,333,300 87,563
Japan Treasury Discount Bill, (0.10)%, 4/12/21 (JPY)  1,351,050 12,676
Saudi Arabian Oil, 2.75%, 4/16/22 (1) 10,000 10,229
Saudi Arabian Oil, 2.75%, 4/16/22  4,000 4,092
262,394
Total Foreign Government Obligations & Municipalities
(Cost $267,803) 262,394

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 2.4%
California 0.2%
Municipal Improvement Corp. of Los Angeles, Series A, 0.319%,
11/1/22  2,250 2,250
Municipal Improvement Corp. of Los Angeles, Series A, 0.419%,
11/1/23  3,500 3,501
Port of Oakland, Series R, 0.821%, 5/1/23  1,250 1,258
7,009
Colorado 0.0%
Denver City & County Airport System, Series C, 0.877%, 11/15/23  1,175 1,183
1,183
Connecticut 0.0%
Connecticut, Series A, GO, 2.50%, 7/1/22  1,000 1,030
1,030
Florida 0.1%
Broward County Airport System Revenue, Series C, 1.936%,
10/1/22  1,000 1,023
Florida Dev. Fin., Nova Southeastern Univ., Series B, 1.645%,
4/1/21  750 750
Florida Dev. Fin., Nova Southeastern Univ., Series B, 1.795%,
4/1/22  1,255 1,262
Miami-Dade County, Series A, GO, 0.707%, 10/1/23  1,000 999
Miami-Dade County, Series B, GO, 0.707%, 10/1/23  1,000 999
5,033
Illinois 0.5%
Chicago O'Hare Int'l. Airport, Series D, 0.959%, 1/1/23  5,335 5,390
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.708%,
12/1/22  680 692
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.838%,
12/1/23  870 893
Illinois, GO, 4.875%, 5/1/21  650 655
Illinois, GO, 5.00%, 2/1/22  6,570 6,812
Illinois, Series A, GO, 2.25%, 10/1/22  6,500 6,523
Illinois, Series A, GO, 5.25%, 5/1/22  1,500 1,573
22,538
Maryland 0.1%
Maryland Stadium Auth., Series C, 0.801%, 5/1/21  1,500 1,500
Maryland Stadium Auth., Series C, 1.001%, 5/1/22  1,260 1,264
Maryland Stadium Auth., Series C, 1.125%, 5/1/23  500 503
3,267
Michigan 0.1%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series
A, 1.503%, 7/1/23  250 255
Michigan Fin. Auth., Series A-1, 0.897%, 6/1/22  2,000 2,003

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  2,125 2,132
4,390
New Jersey 0.1%
New Jersey Turnpike Auth., Series B, 0.473%, 1/1/23  150 149
New Jersey Turnpike Auth., Series B, 0.638%, 1/1/24  3,500 3,486
New Jersey Turnpike Auth., Series B, 0.897%, 1/1/25  2,000 1,994
5,629
New York 0.9%
Long Island Power Auth., Series C, 0.659%, 3/1/22  1,000 1,001
Long Island Power Auth., Series C, 0.764%, 3/1/23  1,720 1,729
Metropolitan Transportation Auth., Series A-2S, BAN, 4.00%,
2/1/22  730 751
Metropolitan Transportation Auth., Series B-1, BAN, 5.00%,
5/15/22  9,865 10,356
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Build America, 5.00%, 2/1/23  2,655 2,895
Port Auth. of New York & New Jersey, Series AAA, 1.086%, 7/1/23  20,115 20,433
37,165
Oregon 0.1%
Medford Hosp. Fac. Auth., Asante Project, Series B, 1.65%,
8/15/22  500 503
Medford Hosp. Fac. Auth., Asante Project, Series B, 1.73%,
8/15/23  1,710 1,722
2,225
Pennsylvania 0.0%
Philadelphia Water & Wastewater Revenue, Series B, 0.693%,
11/1/21  250 250
Philadelphia Water & Wastewater Revenue, Series B, 0.743%,
11/1/22  500 501
Philadelphia Water & Wastewater Revenue, Series B, 0.864%,
11/1/23  255 256
1,007
Tennessee 0.1%
Tennessee Energy Acquisition, Series A, VRDN, 4.00%, 5/1/48
(Tender 5/1/23)  2,500 2,669
2,669
Texas 0.1%
Central Texas Regional Mobility Auth., Senior Lien, Series C,
1.345%, 1/1/24  500 506
Central Texas Regional Mobility Auth., Subordinate, Series D,
1.307%, 1/1/22  150 150
Central Texas Regional Mobility Auth., Subordinate, Series D,
1.486%, 1/1/23  170 171
Central Texas Regional Mobility Auth., Subordinate, Series D,
1.645%, 1/1/24  510 511
Dallas/Fort Worth Int'l. Airport, Series C, 1.041%, 11/1/23  500 505

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Houston Airport System Revenue, Series C, 0.883%, 7/1/22  725 728
Houston Airport System Revenue, Series C, 1.054%, 7/1/23  1,240 1,247
North Texas Tollway Auth., First Tier, 0.92%, 1/1/24  1,000 1,002
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center,
0.863%, 9/1/21 (4) 650 651
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center,
0.923%, 9/1/22 (4) 450 452
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center,
1.071%, 9/1/23 (4) 475 480
6,403
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
0.947%, 6/1/22  1,520 1,525
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  2,415 2,433
3,958
Total Municipal Securities
(Cost $102,532) 103,506
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 12.3%
Commercial Mortgage-Backed Securities 1.7%
BANK
Series 2017-BNK8, Class A1
2.122%, 11/15/50  127 128
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M USD LIBOR + 0.92%, 1.032%, 10/15/36 (1) 1,837 1,840
BX Commercial Mortgage Trust
Series 2020-BXLP, Class A, ARM
1M USD LIBOR + 0.80%, 0.912%, 12/15/36 (1) 4,581 4,584
BX Commercial Mortgage Trust
Series 2020-BXLP, Class C, ARM
1M USD LIBOR + 1.12%, 1.232%, 12/15/36 (1) 2,595 2,595
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, ARM
1M USD LIBOR + 0.93%, 1.042%, 10/15/37 (1) 6,500 6,518
GB Trust
Series 2020-FLIX, Class A, ARM
1M USD LIBOR + 1.12%, 1.232%, 8/15/37 (1) 5,600 5,644
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 0.912%, 2/15/38 (1) 3,000 3,001
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.95%, 1.063%, 1/15/33 (1) 685 686

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class A, ARM
1M USD LIBOR + 1.00%, 1.113%, 9/15/29 (1) 5,000 5,010
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class B, ARM
1M USD LIBOR + 1.35%, 1.463%, 9/15/29 (1) 7,000 6,995
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M USD LIBOR + 1.37%, 1.483%, 10/15/33 (1) 9,870 9,894
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class A, ARM
1M USD LIBOR + 0.55%, 0.662%, 12/15/37 (1) 10,000 9,976
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A1
1.389%, 9/15/49  52 52
New Orleans Hotel Trust
Series 2019-HNLA, Class A, ARM
1M USD LIBOR + 0.99%, 1.102%, 4/15/32 (1) 10,000 9,951
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M USD LIBOR + 0.70%, 0.815%, 3/15/36 (1) 7,110 7,110
73,984
Whole Loans Backed 10.6%
Angel Oak Mortgage Trust
Series 2019-3, Class A2, CMO, ARM
3.136%, 5/25/59 (1) 1,134 1,141
Angel Oak Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.238%, 5/25/59 (1) 716 719
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 5,146 5,197
Angel Oak Mortgage Trust
Series 2020-5, Class A1, CMO, ARM
1.373%, 5/25/65 (1) 7,306 7,361
Angel Oak Mortgage Trust
Series 2020-6, Class A1, CMO, ARM
1.261%, 5/25/65 (1) 6,795 6,840
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1) 1,350 1,381
Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (1) 1,632 1,668
Angel Oak Mortgage Trust I
Series 2019-1, Class A3, CMO, ARM
4.124%, 11/25/48 (1) 1,632 1,668

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 2,297 2,350
Angel Oak Mortgage Trust I
Series 2019-2, Class A2, CMO, ARM
3.782%, 3/25/49 (1) 1,039 1,062
Angel Oak Mortgage Trust I
Series 2019-2, Class A3, CMO, ARM
3.833%, 3/25/49 (1) 832 848
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1) 449 455
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (1) 643 658
Bayview Opportunity Master Fund IVb Trust
Series 2017-RT2, Class A, CMO, ARM
3.50%, 8/28/57 (1) 432 438
COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (1) 1,570 1,572
COLT Mortgage Loan Trust
Series 2019-2, Class A2, CMO, ARM
3.439%, 5/25/49 (1) 2,876 2,880
COLT Mortgage Loan Trust
Series 2019-2, Class A3, CMO, ARM
3.541%, 5/25/49 (1) 639 640
COLT Mortgage Loan Trust
Series 2019-3, Class A1, CMO, ARM
2.764%, 8/25/49 (1) 3,007 3,024
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 7,329 7,385
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.318%, 1/25/30  3,946 3,843
Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 1.018%, 8/25/30  4,740 4,649
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 10/25/30  5,000 4,945
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 10/25/30  3,018 2,990
Connecticut Avenue Securities
Series 2020-R01, Class 1M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.918%, 1/25/40 (1) 1,295 1,295

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Deephaven Residential Mortgage Trust
Series 2017-1A, Class A3, CMO, ARM
3.485%, 12/26/46 (1) 123 124
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (1) 1,431 1,437
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A2, CMO, ARM
3.661%, 4/25/59 (1) 958 961
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A3, CMO, ARM
3.763%, 4/25/59 (1) 889 891
Deephaven Residential Mortgage Trust
Series 2019-3A, Class A1, CMO, ARM
2.964%, 7/25/59 (1) 2,232 2,249
Deephaven Residential Mortgage Trust
Series 2020-1, Class A1, CMO, ARM
2.339%, 1/25/60 (1) 1,405 1,423
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65 (1) 19,402 19,393
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1) 4,623 4,719
Ellington Financial Mortgage Trust
Series 2020-1, Class A1, CMO, ARM
2.006%, 5/25/65 (1) 2,224 2,260
Ellington Financial Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.178%, 10/25/65 (1) 8,618 8,621
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 13,210 13,210
Freddie Mac Whole Loan Securities Trust
Series 2016-SC02, Class M1, CMO, ARM
3.607%, 10/25/46  657 669
Galton Funding Mortgage Trust
Series 2018-1, Class A43, CMO, ARM
3.50%, 11/25/57 (1) 128 129
Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1) 569 573
Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (1) 1,018 1,026
Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (1) 3,178 3,241

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1) 7,998 8,157
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 4,550 4,593
Goldman Sachs Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, CMO, ARM
1.382%, 9/27/60 (1) 3,695 3,712
Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (1) 3,293 3,331
Homeward Opportunities Fund I Trust
Series 2019-1, Class A2, CMO, ARM
3.556%, 1/25/59 (1) 2,400 2,431
Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (1) 1,068 1,080
Homeward Opportunities Fund I Trust
Series 2019-2, Class A1, CMO, ARM
2.702%, 9/25/59 (1) 2,190 2,208
Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (1) 6,513 6,635
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (1) 6,631 6,696
JPMorgan Mortgage Trust
Series 2020-INV1, Class A4, CMO, ARM
3.50%, 8/25/50 (1) 4,150 4,232
JPMorgan Mortgage Trust
Series 2020-INV2, Class A4A, CMO, ARM
2.50%, 10/25/50 (1) 3,177 3,235
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A4, CMO, ARM
3.50%, 6/25/50 (1) 4,591 4,638
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 10,013 9,998
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (1) 4,027 4,065
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (1) 1,540 1,553
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A3, CMO, ARM
3.752%, 4/25/49 (1) 1,275 1,283

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2019-NQM3, Class A1, CMO, ARM
2.802%, 7/25/49 (1) 2,181 2,195
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 3,753 3,854
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (1) 4,227 4,311
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A1, CMO, ARM
0.943%, 7/25/55 (1) 22,505 22,505
OBX Trust
Series 2018-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 4/25/48 (1) 1,491 1,504
OBX Trust
Series 2019-EXP2, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.90%, 1.018%, 6/25/59 (1) 676 679
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 1.018%, 10/25/59 (1) 912 917
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 1,554 1,603
OBX Trust
Series 2020-EXP1, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 2/25/60 (1) 5,801 5,817
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 11,287 11,656
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.90%, 1.018%, 12/25/49 (1) 1,763 1,770
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 2/25/48 (1) 1,065 1,090
Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO, ARM
3.50%, 2/25/48 (1) 122 122
Sequoia Mortgage Trust
Series 2018-CH2, Class A12, CMO, ARM
4.00%, 6/25/48 (1) 373 374
Sequoia Mortgage Trust
Series 2018-CH4, Class A11, CMO, ARM
4.00%, 10/25/48 (1) 37 37
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 1,209 1,227

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 11,249 11,293
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (1) 889 924
Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (1) 3,822 3,879
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1) 2,456 2,474
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A2, CMO, ARM
3.651%, 2/25/49 (1) 2,726 2,749
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A3, CMO, ARM
3.754%, 2/25/49 (1) 1,363 1,368
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 3,002 3,060
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 12,165 12,202
Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 1.318%, 10/25/29  75 75
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 3/25/30  114 114
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 9/25/48 (1) 5 5
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 10/25/48 (1) 353 353
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.368%, 2/25/47 (1) 1,395 1,399
Structured Agency Credit Risk Debt Notes
Series 2020-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 0.818%, 1/25/50 (1) 441 441
Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 2/25/50 (1) 1,591 1,591
Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.618%, 8/25/50 (1) 2,212 2,214

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2020-DNA5, Class M1, CMO, ARM
SOFR30A + 1.30%, 1.345%, 10/25/50 (1) 2,811 2,814
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M1, CMO, ARM
SOFR30A + 0.90%, 0.945%, 12/25/50 (1) 6,775 6,785
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.859%, 1/25/50 (1) 377 377
Structured Agency Credit Risk Debt Notes
Series 2020-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 1.55%, 1.668%, 7/25/50 (1) 916 917
Structured Agency Credit Risk Debt Notes
Series 2020-HQA4, Class M1, CMO, ARM
1M USD LIBOR + 1.30%, 1.418%, 9/25/50 (1) 3,666 3,670
Structured Agency Credit Risk Debt Notes
Series 2020-HQA5, Class M1, CMO, ARM
SOFR30A + 1.10%, 1.145%, 11/25/50 (1) 7,792 7,799
Structured Agency Credit Risk Debt Notes
Series 2021-DNA1, Class M1, CMO, ARM
SOFR30A + 0.65%, 0.695%, 1/25/51 (1) 7,880 7,880
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, CMO, ARM
SOFR30A + 0.70%, 0.75%, 8/25/33 (1) 15,475 15,475
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1) 29 29
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1) 469 473
Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1) 79 80
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 133 135
Towd Point Mortgage Trust
Series 2017-3, Class A1, ARM
2.75%, 7/25/57 (1) 239 244
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 353 365
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 0.718%, 2/25/57 (1) 416 416
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1) 772 795

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2018-2, Class A1, ARM
3.25%, 3/25/58 (1) 1,158 1,212
Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1) 2,148 2,162
Verus Securitization Trust
Series 2019-1, Class A3, CMO, ARM
4.04%, 2/25/59 (1) 1,484 1,487
Verus Securitization Trust
Series 2019-2, Class A1, CMO, ARM
3.211%, 5/25/59 (1) 3,195 3,210
Verus Securitization Trust
Series 2019-2, Class A2, CMO, ARM
3.345%, 5/25/59 (1) 2,711 2,724
Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 5/25/59 (1) 1,356 1,361
Verus Securitization Trust
Series 2019-3, Class A1, CMO, STEP
2.784%, 7/25/59 (1) 5,615 5,751
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 6,382 6,517
Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1) 4,973 5,037
Verus Securitization Trust
Series 2019-INV1, Class A2, CMO, ARM
3.504%, 12/25/59 (1) 2,992 3,029
Verus Securitization Trust
Series 2019-INV1, Class A3, CMO, ARM
3.658%, 12/25/59 (1) 1,223 1,237
Verus Securitization Trust
Series 2019-INV1, Class M1, CMO, ARM
4.034%, 12/25/59 (1) 455 463
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1) 2,655 2,715
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1) 3,609 3,705
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 4,410 4,492
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60 (1) 5,315 5,376

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2020-4, Class A1, CMO, STEP
1.502%, 5/25/65 (1) 3,374 3,405
Verus Securitization Trust
Series 2020-5, Class A1, CMO, STEP
1.218%, 5/25/65 (1) 8,093 8,114
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 2,961 3,012
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 15,406 15,393
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 8,770 8,776
Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (1) 6,019 6,074
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 8,782 8,832
449,922
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $521,215) 523,906
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Agency Obligations 0.0% (5)
Federal Home Loan Mortgage, CMO, ARM, 1M USD LIBOR +
0.35%, 0.462%, 2/15/45  316 317
Federal National Mortgage Assn., CMO, ARM, 1M USD LIBOR +
0.40%, 0.518%, 1/25/45  254 255
Federal National Mortgage Assn., UMBS, 4.50%, 1/1/27  2 2
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $573) 574
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 3.2%
U.S. Treasury Obligations 3.2%
U.S. Treasury Bills, 0.04%, 5/27/21  13,000 12,999
U.S. Treasury Bills, 0.05%, 6/29/21  14,000 13,998
U.S. Treasury Bills, 0.05%, 7/13/21  14,000 13,997
U.S. Treasury Bills, 0.06%, 8/26/21  14,000 13,997
U.S. Treasury Bills, 0.07%, 8/5/21  10,000 9,998

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bills, 0.08%, 7/29/21  10,000 9,998
U.S. Treasury Bills, 0.10%, 3/25/21  30,000 29,999
U.S. Treasury Bills, 0.11%, 4/1/21 (6) 21,300 21,299
U.S. Treasury Bills, 0.11%, 3/18/21  10,000 10,000
136,285
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $136,279) 136,285
SHORT-TERM INVESTMENTS 11.3%
Commercial Paper 11.3%
4(2) 10.1%(7)
Albemarle, 0.40%, 3/2/21  5,000 5,000
Arrow Electronics, 0.18%, 3/4/21  42,000 41,997
BASF, 2.06%, 5/7/21  10,000 9,997
BAT International Finance, 0.28%, 3/12/21  12,000 11,998
BAT International Finance, 0.35%, 4/22/21  7,000 6,998
BAT International Finance, 0.35%, 4/26/21  10,000 9,996
BAT International Finance, 0.40%, 4/28/21  15,000 14,994
Conagra Foods, 0.90%, 4/8/21  25,000 24,984
Electricite de France, 0.13%, 3/1/21  8,600 8,600
Enel Finance America, 0.38%, 8/10/21  10,000 9,986
Energy Transfer Partners, 0.51%, 3/1/21  24,000 23,999
Eni Finance, 0.25%, 5/13/21  13,000 12,992
Enterprise Products, 0.12%, 3/1/21  10,000 10,000
General Motors Financial, 0.38%, 4/13/21  10,000 9,994
General Motors Financial, 0.42%, 4/5/21  2,000 1,999
General Motors Financial, 0.48%, 5/4/21  5,000 4,995
Harley-Davidson Financial, 0.40%, 4/5/21  10,000 9,996
Hyundai Capital America, 0.11%, 3/1/21  17,600 17,600
Intercontinental Exchange, 0.42%, 9/23/21  10,000 9,965
Intercontinental Exchange, 0.45%, 6/7/21  4,075 4,070
Kinder Morgan, 0.16%, 3/1/21  25,000 24,999
Kinder Morgan, 0.18%, 3/5/21  11,000 10,999
Ovintiv, 0.75%, 3/1/21  2,800 2,800
Ovintiv, 0.95%, 3/8/21  8,000 7,998
Ovintiv, 1.00%, 3/15/21  7,000 6,997
Ovintiv, 1.00%, 3/17/21  11,000 10,994
Ovintiv, 1.00%, 4/7/21  5,500 5,494
Ovintiv, 1.01%, 4/5/21  13,000 12,986
Plains All American Pipeline, 0.55%, 3/2/21  15,000 15,000
Plains All American Pipeline, 0.60%, 3/19/21  2,200 2,200
Plains Midstream Canada, 0.55%, 3/4/21  25,000 24,998

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sherwin-Williams, 0.21%, 3/23/21  15,500 15,499
Southern California Edison, 0.28%, 4/1/21  20,000 19,997
Total Capital, 2.04%, 4/23/21  5,000 4,999
Walgreens Boots Alliance, 0.32%, 5/11/21  15,784 15,775
431,895
Non-4(2) 1.2%
Baptist Memorial Health Care, TECP, 0.80%, 3/10/21  25,726 25,727
Chi Taxable Senior B, 1.052%, 4/29/21  15,000 14,997
Chi Taxable Senior B, 1.053%, 6/8/21  2,000 1,999
Chi Taxable Senior B, 1.053%, 6/9/21  2,000 1,999
Chi Taxable Senior B, 1.202%, 3/3/21  6,000 6,000
50,722
Total Commercial Paper 482,617
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.05% (8)(9) 3 3
Total Money Market Funds 3
Total Short-Term Investments
(Cost $482,540) 482,620
Total Investments in Securities 101.0%
(Cost $4,289,989) $ 4,309,731
Other Assets Less Liabilities (1.0)% (40,570)
Net Assets 100.0% $ 4,269,161
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,630,322 and represents 38.2% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) All or a portion of this security is on loan at February 28, 2021.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National
Mortgage Association and the Federal Home Loan Mortgage Corporation,
including UMBS, currently operate under a federal conservatorship.

T. ROWE PRICE Ultra Short-Term Bond Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
(6) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $431,895 and represents 10.1% of net assets.
(8) Seven-day yield
(9) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
BAN Bond Anticipation Note
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
JPY Japanese Yen
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP Tax-Exempt Commercial Paper; the tax exempt nature of income will not pass to the fund’s shareholders.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Bank of America, Protection Sold
(Relevant Credit: Boeing, Baa2*), Receive
1.00%, Quarterly, Pay upon credit default,
12/20/21 * 10,000 64 45 19
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%,
Quarterly, Pay upon credit default,
12/20/21 * 5,000 38 31 7
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%,
Quarterly, Pay upon credit default,
6/20/22 * 15,000 151 115 36
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%,
Quarterly, Pay upon credit default,
12/20/22 * 10,000 126 94 32
Barclays Bank, Protection Sold (Relevant
Credit: Enbridge, Baa2*), Receive 1.00%,
Quarterly, Pay upon credit default,
6/20/21 * 15,000 66 (18) 84
Barclays Bank, Protection Sold (Relevant
Credit: General Electric, Baa1*), Receive
1.00%, Quarterly, Pay upon credit default,
12/20/21 * 12,000 89 — 89
Barclays Bank, Protection Sold (Relevant
Credit: Verizon Communications, Baa1*),
Receive 1.00%, Quarterly, Pay upon credit
default, 6/20/21 * 15,000 66 34 32
Total Bilateral Credit Default Swaps, Protection Sold 301 299
Total Bilateral Swaps 301 299
* Credit ratings as of February 28, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $2.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 3/8/21 USD 28,784 JPY 2,998,350 $ 651
BNP Paribas 3/22/21 USD 32,897 JPY 3,392,300 1,063
Deutsche Bank 3/29/21 USD 33,488 JPY 3,457,550 1,039
HSBC Bank 3/1/21 USD 25,217 JPY 2,627,600 565
HSBC Bank 5/24/21 USD 26,814 JPY 2,846,450 84
JPMorgan Chase 4/12/21 USD 13,029 JPY 1,351,050 347
RBC Dominion Securities 3/29/21 USD 57,274 JPY 5,875,750 2,130
Standard Chartered 3/15/21 USD 28,270 JPY 2,938,900 693
Net unrealized gain (loss) on open forward
currency exchange contracts $ 6,572

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,712 U.S. Treasury Notes five year contracts 6/21 (212,234) $ 1,723
Short, 140 U.S. Treasury Notes ten year contracts 6/21 (18,581) 228
Net payments (receipts) of variation margin to date (2,051)
Variation margin receivable (payable) on open futures contracts $ (100)

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ —+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 1  ¤  ¤ $ 3^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3.

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Ultra Short-Term Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Ultra Short-Term Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining

T. ROWE PRICE Ultra Short-Term Bond Fund

fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F188-054Q3 02/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,827,111 $ — $ 3,827,111
Short-Term Investments 3 482,617 — 482,620
Total Securities 3 4,309,728 — 4,309,731
Swaps — 600 — 600
Forward Currency Exchange
Contracts — 6,572 — 6,572
Futures Contracts* 1,951 — — 1,951
Total $ 1,954 $ 4,316,900 $ — $ 4,318,854
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.